Statements of Changes in Stockholders' Equity (Deficiency) - USD ($)	Capital Stock	Additional Paid in Capital	Accumulated Deficit	Total
Balance at Jul. 31, 2015	$ 52,042	$ 14,145,391	$ (5,638,026)	$ 8,559,407
Balance (in shares) at Jul. 31, 2015	52,042,286
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Reserves transferred on expired share-based expenses (Note 5)		(5,191,122)	5,191,122
Loss for the year			(993,653)	(993,653)
Balance at Jul. 31, 2016	$ 52,042	8,954,269	(1,440,557)	$ 7,565,754
Balance (in shares) at Jul. 31, 2016	52,042,286			52,042,286
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Loss for the year			(8,074,759)	$ (8,074,759)
Balance at Jul. 31, 2017	$ 52,042	$ 8,954,269	$ (9,515,316)	$ (509,005)
Balance (in shares) at Jul. 31, 2017	52,042,286			52,042,286
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Loss for the year				$ (1,214,694)
Balance at Apr. 30, 2018				$ 110,301
Balance (in shares) at Apr. 30, 2018				78,542,286